SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
January 1, 2014	$ 2,721
Net income attributable to redeemable non-controlling interests	425	546	184
Non-controlling interest as part of acquisitions	158
Foreign currency translation adjustments	(374)
December 31, 2014	$ 2,930	$ 2,721